[AIG LOGO]

                                             Steven A. Glover
                                             Assistant General Counsel
                                             AIG Life and Retirement
                                             T  713 831 3633
                                             E-mail: steven.glover@aglife.com

                                 May 5, 2015

BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C. 20549

Re:   American General Life Insurance Company ("AGL") and
      American General Life Insurance Company
         Separate Account VL-R ("Registrant")
      Product:  Platinum Investor(r) III - VUL
      File No. 333-43264 and No. 811-08561
      CIK No. 0001051485

Dear Ladies and Gentlemen:

      As Assistant General Counsel of American General Life Insurance Company and counsel to AGL, as the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933
("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its Form N-6 Registration Statement ("Amendment"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S T.

      Registrant hereby certifies that:

(1) The form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment, and

(2) The Amendment, which is designated as Post-Effective Amendment No. 24 under the 1933 Act and as Amendment No 176 under the Investment Company Act of 1940, was filed electronically on April 30, 2015.

      Please direct any inquiry regarding the foregoing to the undersigned at
(713) 831-3633.

                                     Very truly yours,

                                     /s/ Steven A. Glover




                      American General Life Insurance Company
                    2919 Allen Parkway, L4-01, Houston, TX 77019